Note 5 - Stockholders' Equity (Details) - Stockholders' Equity Note, Warrants (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stockholders' Equity Note, Warrants [Abstract]
Outstanding (in Shares)	11,225,559	1,870,559
Outstanding (in Dollars per share)	$ 2.06	$ 7.96
Exercisable at September 30, 2013	8,292,226	8,290,376
Exercisable at September 30, 2013 (in Dollars per share)	$ 2.53	$ 2.44
Exercised	(2,933,333)	0
Exercised (in Dollars per share)	$ 0.56	$ 0
Outstanding (in Shares)	8,292,226	11,225,559
Outstanding (in Dollars per share)	$ 2.53	$ 2.06